Share-Based Awards - Schedule of Changes in the Share Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Share Options Granted [Abstract]
Number of share options outstanding, beginning balance	17,022,180	18,004,940	19,225,361
Weighted average exercise price, outstanding, beginning balance	$ 0.53	$ 0.53	$ 0.54
Aggregate intrinsic value, beginning balance	$ 42,328,713	$ 45,040,329	$ 47,926,931
Number of share options, outstanding, ending balance	16,854,060	17,022,180	18,004,940
Weighted average exercise price, outstanding, ending balance	$ 0.53	$ 0.53	$ 0.53
Aggregate intrinsic value, outstanding, ending balance	$ 41,802,664	$ 42,328,713	$ 45,040,329
Number of share options, Granted			716,420
Weighted average exercise price, Granted			$ 0.81
Aggregate intrinsic value, Granted			$ (458,564)
Number of share options, Exercisable	16,373,570	14,301,480	14,644,270
Weighted average exercise price, Exercisable	$ 0.53	$ 0.54	$ 0.54
Aggregate intrinsic value, Exercisable	$ 41,679,308	$ 38,503,322	$ 39,789,170
Number of share options, Forfeited	(168,120)	(885,560)	(1,936,841)
Weighted average exercise price, Forfeited	$ 0.5	$ 0.56	$ 0.74
Aggregate intrinsic value, Forfeited	$ (526,049)	$ (2,409,012)	$ (2,428,038)
Number of share options, Exercised		(97,200)
Weighted average exercise price, Exercised		$ 0.5
Aggregate intrinsic value, Exercised		$ (302,604)